Capital Management	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Text Block [Abstract]
Disclosure of objectives, policies and processes for managing capital [text block]
24.	Capital management
The Company’s primary objectives when managing capital is to maintain a capital structure that allows financing options to the Company in order to benefit from potential opportunities as they arise. The Company manages its capital structure and adjusts it based on the funds available to the Company in order to maintain existing operations, fund expansion opportunities and continue as a going concern (Note 1). The Board of Directors does not establish quantitative return on capital criteria for management, but rather relies on the expertise of the Company’s management to sustain future development of the business. The Company is continually evaluating expansion opportunities both domestically and within certain international markets. Depending on the timing and scope of expansion opportunities identified by the Company, there will be a requirement for the investment of additional capital for the Company to continue to successfully execute on its growth strategy. Based on the ongoing analysis of potential growth opportunities, the Company is not able to currently quantify any specific non-committed
future capital requirements. The Company has historically relied on debt and equity markets to fund its activities. Management reviews its capital management approach on an ongoing basis and believes that this approach, given the relative size of the Company, is reasonable to ensure optimal capital structure to reduce cost of capital. There were no changes to the Company’s approach to capital management during the year ended December 31, 2021.
The Company is subject to externally imposed capital requirement. Pursuant to the loan agreement as described in 12(h), the Company shall maintain a cash coverage ratio of not less than 2.50 to 1.00 as the end of each fiscal quarter. The cash coverage ratio shall mean the ratio of the following: (a) cash on hand as at the end of each fiscal quarter; to (b) (i) at the end of each fiscal quarter prior to the one year anniversary of the closing date of the loan agreement, interest expense of the Company during the most recent fiscal quarter multiplied by four, and (ii) at the end of each fiscal quarter from and after the one year anniversary of the closing date of the loan agreement, interest expense of the Company during for the immediately preceding four fiscal quarters.

23.	Capital management
The Company manages its capital structure and adjusts it based on the funds available to the Company in order to maintain operations. The Board of Directors does not establish quantitative return on capital criteria for management, but rather relies on the expertise of the Company’s management to sustain future development of the business. The Company defines capital that it manages as shareholders’ equity and debt. The Company has historically relied on debt and more recently the equity markets to fund its activities. Management reviews its capital management approach on an ongoing basis and believes that this approach, given the relative size of the Company, is reasonable to ensure optimal capital structure to reduce cost of capital. The Company is not currently subject to externally imposed capital requirements.